INCOME TAXES - Components of Tax Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income tax (expense) recovery - current	$ (2,240)	$ 33,959
Income tax expense - deferred	(25,899)	(189,179)
Income tax expense from continuing operations	(28,139)	(155,220)
Income tax expense from discontinued operations - current	0	(43,114)
Income tax recovery from discontinued operations - deferred	0	40,482
Income tax expense from discontinued operations	$ 0	$ (2,632)